Income Tax And Social Contribution - Summary of Reconciliation of Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income / (loss) After income tax and social contribution			R$ 304,566
Taxes on Company Formation (a)	[1]		206,592
Income / (loss) before income tax and social contribution (b)	[2]	(388,935)	511,158	673,405
Income tax and social contribution at the rate of 34%		132,238	(173,794)	(228,958)
Benefit of expenses with research and technological innovation		23,033	19,228
Tax incentives		10,018	12,457	10,724
Subsidy for investments (c)	[3]	128,173	24,864	12,505
Effect from differences of tax rates of entities abroad		(166,394)	26,907	14,077
Recognition of prior-year tax losses – USA and Mexico				70,065
Taxation of profits of subsidiaries abroad		(56,194)	(60,305)	(12,694)
Unrecognized tax benefits		(104,160)	(8,893)	(11,799)
Tax Benefits of interest on equity (IOE)		10,275	37,628	40,208
Exercise of stock options and restricted stock plans		(9,770)	9,697
Non-Deductible Donation/Contribution		(12,509)	(4,136)	(5,451)
UK Tax Law Rate Change (d)	[4]	(63,428)
Post-employment healthcare plan				30,082
Withholding Taxes		(63,754)
Imputed Income		(67,529)	(1,156)	(830)
Other permanent differences		(34,743)	(31,596)	(42,955)
Income tax and social contribution expenses		(274,744)	(149,099)	(125,026)
Income tax and social contribution - current		(292,828)	(94,780)	(182,324)
Income tax and social contribution - deferred		R$ 18,084	R$ (54,319)	R$ 57,298
Effective tax		(70.60%)	29.20%	18.60%

[1]	Tax levied on the formation of the Company resulting from the difference between Natura's accounting balances and the acquisition cost used for the purpose of the contribution of shares issued by Natura to the Company's capital stock (note 24). Management believes that, although the amount of the aforementioned special capital reserve constitutes part of the taxable profit for tax purposes in Brazil, the nature of this amount is different from the nature of other sources of taxable profit under the scope of IAS 12. The main differences are (i) the Company did not generate taxable profits and this tax is mainly related to the increase in equity that generates the special reserve for statutory purposes; (ii) the creation of the special reserve is, in substance, a matter of reclassification; (iii) the tax is levied on the entity as a result of an additional increase in the equity of the contribution made to the Company; and (iv) the Company's future profits, as well as Natura's future and historical profits will continue to be taxed in accordance with tax legislation. The tax on the formation of the Company was recognized in the income statement and presented as "Taxes on the formation of the Company".
[2]	The loss before tax consolidated related to 2020 is considering the results of continuing and discontinued operations.
[3]	The Company has tax incentives arising from its ordinary operations (Grant Investment).
[4]	During 2020, the income tax rate in the UK was changed from 17% to 19% which resulted in an increase in the Company’s Deferred Tax Liabilities associated with the UK. Such increase was accrued through deferred income tax expense during 2020.